SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)	12 Months Ended
Jan. 31, 2014
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

NOTE 6 -                                        SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)

The quarterly results of operations for the years ended January 31, 2014 and 2013 are presented below:

	2014
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$2,528,807	$7,834,715	$6,347,628	$5,334,003
Expenses	326,418	209,935	211,113	241,398

Net income	$2,202,389	$7,624,780	$6,136,515	$5,092,605

Net income per unit	$0.168	$0.581	$0.468	$0.388

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Revenue	$3,693,446	$11,060,224	$11,814,420	$4,994,855
Expenses	323,554	186,938	190,394	207,322

Net income	$3,369,892	$10,873,286	$11,624,026	$4,787,533

Net income per unit	$0.257	$0.829	$0.886	$0.364